Redeemable Preferred Stock (Q2) (Details) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended
	May 13, 2019	May 10, 2019	May 06, 2019	Jan. 08, 2019	Dec. 12, 2018	Oct. 22, 2018	Oct. 18, 2018	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	May 06, 2019	Apr. 22, 2019	Aug. 31, 2018	Dec. 31, 2017	Aug. 31, 2017
Redeemable Preferred Stock [Abstract]
Preferred stock, shares designated (in shares)								20,000,000				20,000,000		20,000,000		4,000,000		20,000,000
Preferred stock, stated value (in dollars per share)								$ 0.001				$ 0.001		$ 0.001					$ 0.001
Number [Abstract]
Issued (in shares)				25,641	1,400,000		2,846,356					1,400,000
Converted to common stock (in shares)									(925,758)						(212,678)
Balance (in shares)			2,633,678												2,633,678
Balance (in shares)			2,633,678						1,707,920	1,707,920			1,707,920		2,633,678
Amount [Abstract]
Issued			$ 15,675,790				$ 2,023,000				$ 150,000	$ 1,400		$ 4,668,000
Converted to Common Stock									$ (7,052,000)						$ (152,000)
Balance			1,871,000						20,059,000
Purchase price adjustment			18,188,000
Balance			$ 20,059,000						$ 13,007,000	$ 13,007,000			$ 13,007,000		$ 20,059,000
Common Stock [Member]
Number [Abstract]
Issued (in shares)			5,744,991	25,641				1,400,000				1,400,000
Amount [Abstract]
Issued			$ 5,745									$ 1,400
Series E Convertible Preferred Stock [Member]
Redeemable Preferred Stock [Abstract]
Preferred stock, shares designated (in shares)						2,900,000		2,900,000				2,900,000		2,900,000			2,900,000		2,900,000
Preferred stock, stated value (in dollars per share)						$ 0.99		$ 0.001				$ 0.001		$ 0.001			$ 0.001		$ 0.001
Preferred stock, conversion price (in dollars per share)						$ 0.78
Preferred stock, dividend rate						10.00%
Preferred stock, mandatory redemption price in percentage of stated value						125.00%
Preferred stock, mandatory redemption price (in dollars per share)						$ 1.23
Preferred stock, fair value (in dollar per share)			$ 6.00												$ 6.00
Preferred stock, shares converted (in shares)	236,364	689,394								925,758			925,758
Number of common stock, shares issued upon conversion of preferred stock (in shares)	300,000	875,000
Number [Abstract]
Issued (in shares)						2,846,355.54
Balance (in shares)								2,846,355.54	1,707,920	1,707,920		2,846,355.54	1,707,920	2,846,355.54
Amount [Abstract]
Issued						$ 2,022,766
Series E Convertible Preferred Stock [Member] | Common Stock [Member]
Redeemable Preferred Stock [Abstract]
Preferred stock, mandatory redemption price in percentage of market price						75.00%